long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Millions	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 2,250	$ 2,250
Current portion of non-current borrowings		1,009	1,404	$ 1,327
Long-term debt		14,145	13,660
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		1,400	1,400
Long-term debt	$ 2	$ 3	$ 1,140
Weighted average interest rate	2.77%	2.77%
TELUS Corporation credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 2,250
Current portion of non-current borrowings		$ 0